UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2008

Date of reporting period: February 28, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

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AllianceBernstein Focused Growth & Income Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Health Care - 21.1%
Health Care Equipment & Supplies - 2.9%
Alcon, Inc.	15,000	$2,170,950	H01301102
Hologic, Inc. (a)	80,000	4,824,800	436440101

		6,995,750

Health Care Providers & Services - 7.1%
Aetna, Inc.	150,000	7,440,000	00817Y108
UnitedHealth Group, Inc.	115,000	5,345,200	91324P102
WellPoint, Inc. (a)	60,000	4,204,800	94973V107

		16,990,000

Pharmaceuticals - 11.1%
Bristol-Myers Squibb Co.	150,000	3,391,500	110122108
Eli Lilly & Co.	135,000	6,752,700	532457108
Merck & Co., Inc.	175,000	7,752,500	589331107
Schering-Plough Corp.	400,000	8,680,000	806605101

		26,576,700

		50,562,450

Information Technology - 21.0%
Communications Equipment - 5.6%
Juniper Networks, Inc. (a)	250,000	6,705,000	48203R104
Research In Motion Ltd. (a)	65,000	6,747,000	760975102

		13,452,000

Computers & Peripherals - 4.6%
Apple, Inc. (a)	15,000	1,875,300	037833100
Sun Microsystems, Inc. (a)	550,000	9,020,000	866810203

		10,895,300

Electronic Equipment & Instruments - 0.8%
Tyco Electronics Ltd.	60,000	1,974,000	G9144P105

IT Services - 2.9%
Accenture Ltd.-Class A	200,000	7,050,000	G1150G111

Semiconductors & Semiconductor Equipment - 5.5%
Altera Corp.	125,000	2,138,750	021441100
Applied Materials, Inc.	34,200	655,614	038222105
Broadcom Corp.-Class A (a)	100,000	1,891,000	111320107
Integrated Device Technology, Inc. (a)	500,000	4,195,000	458118106
MEMC Electronic Materials, Inc. (a)	27,500	2,097,700	552715104
Nvidia Corp. (a)	100,000	2,139,000	67066G104

		13,117,064

Software - 1.6%
Adobe Systems, Inc. (a)	60,000	2,019,000	00724F101

Microsoft Corp.	70,000	1,905,400	594918104

		3,924,400

		50,412,764

Industrials - 18.2%
Aerospace & Defense - 7.4%
Honeywell International, Inc.	125,000	7,192,500	438516106
Lockheed Martin Corp.	40,000	4,128,000	539830109
United Technologies Corp.	90,000	6,345,900	913017109

		17,666,400

Commercial Services & Supplies - 0.8%
Cintas Corp.	65,000	1,870,700	172908105

Electrical Equipment - 7.8%
Ametek, Inc.	100,000	4,259,000	031100100
Cooper Industries Ltd.-Class A	50,000	2,096,500	G24182100
Emerson Electric Co.	150,000	7,644,000	291011104
EnerSys (a)	210,300	4,834,797	29275Y102

		18,834,297

Machinery - 2.2%
Eaton Corp.	65,000	5,240,950	278058102

		43,612,347

Consumer Staples - 10.8%
Food & Staples Retailing - 2.4%
Safeway, Inc.	200,000	5,748,000	786514208

Household Products - 1.8%
Procter & Gamble Co.	65,000	4,301,700	742718109

Personal Products - 0.3%
Herbalife Ltd.	20,000	836,600	G4412G101

Tobacco - 6.3%
Altria Group, Inc.	25,000	1,828,500	02209S103
Loews Corp. - Carolina Group	125,000	9,411,250	540424207
Reynolds American, Inc.	59,400	3,784,968	761713106

		15,024,718

		25,911,018

Financials - 9.9%
Capital Markets - 1.4%
MF Global Ltd. (a)	200,000	3,510,000	G60642108

Insurance - 8.5%
ACE Ltd.	125,000	7,030,000	G0070K103
Arch Capital Group Ltd. (a)	60,000	4,108,800	G0450A105
Axis Capital Holdings Ltd.	250,000	9,217,500	G0692U109

		20,356,300

		23,866,300

Energy - 8.0%
Energy Equipment & Services - 0.4%
National Oilwell Varco, Inc. (a)	15,000	934,500	637071101

Oil, Gas & Consumable Fuels - 7.6%
Apache Corp.	20,000	2,294,200	037411105
ConocoPhillips	85,000	7,030,350	20825C104
Exxon Mobil Corp.	25,000	2,175,250	30231G102
Total SA (ADR)	90,000	6,785,100	89151E109

		18,284,900

		19,219,400

Consumer Discretionary - 5.7%
Diversified Consumer Services - 0.9%
Apollo Group, Inc.-Class A (a)	35,000	2,148,300	037604105

Household Durables - 1.8%
Garmin Ltd.	75,000	4,403,250	G37260109

Internet & Catalog Retail - 0.8%
Expedia, Inc. (a)	85,000	1,949,050	30212P105

Media - 2.2%
Omnicom Group, Inc.	100,000	4,467,000	681919106
Viacom, Inc.-Class B (a)	19,700	783,075	92553P201

		5,250,075

		13,750,675

Telecommunication Services - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	50,000	1,741,500	00206R102
CenturyTel, Inc.	115,000	4,161,850	156700106

		5,903,350

Utilities - 0.8%
Multi-Utilities - 0.8%
Sempra Energy	35,000	1,859,550	816851109

Materials - 0.7%
Chemicals - 0.7%
Eastman Chemical Co.	25,000	1,645,250	277432100

Total Common Stocks
(cost $230,144,944)		236,743,104

SHORT-TERM INVESTMENTS - 7.1%
Investment Companies - 7.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b)
(cost $16,870,539)	16,870,539	16,870,539	01879L9B7

Total Investments - 105.7%
(cost $247,015,483)		253,613,643
Other assets less liabilities - (5.7)%		(13,566,918)

Net Assets - 100.0%		$240,046,725

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$253,613,643	$0
Level 2	0	0
Level 3	0	0

Total	$253,613,643	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/30/2007	$0	$0
Accrued discounts /premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 2/29/08	$0	$0

Net change in unrealized appreciation/depreciation from Investments still held as of 2/29/08	$0	$0

*	The realized gain (loss) recognized during the period ended 2/29/08 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Focused Growth & Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	April 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2008

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